Schedule of Amounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Amounts Receivable
Accounts receivable	$ 711,984	$ 1,300,810
GST receivable	20,610	9,117
Interest receivable		24,519
Other	5,159	36,335
Amounts receivable	$ 737,753	$ 1,370,781